Commitments and Contingencies (Details)	1 Months Ended		3 Months Ended
	Jan. 31, 2020	Jul. 22, 2019 USD ($) $ / shares shares	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Jan. 31, 2021 USD ($) ft²	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Deferred Legal Fees						$ 150,000	$ 150,000
Operating leases, rent expense			$ 400,000	$ 700,000
Operating lease, term of contract	63 months
Operating leases, future minimum payments due			7,055,000		$ 7,900,000
Lessee, operating lease, period for payments net of rent abatement	3 months
Rent expense, annual escalation, percent	2.50%
Operating lease, renewal term	5 years
Purchase obligation			$ 1,000,000
New Albany Ohio [Member]
Area of real estate property | ft²					302,880
Over-Allotment Option [Member]
Capital Units Issued | shares		2,625,000
Underwriting discount per unit | $ / shares		$ 0.20
Underwriting income loss		$ 4,025,000
Deferred Underwriting Commission		$ 7,040,000
Over-Allotment Option [Member] | Additional [Member]
Underwriting discount per unit | $ / shares		$ 0.35
Deferred Underwriting Commission		$ 7,040,000